Basis of Presentation (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 13, 2023	Oct. 11, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Jul. 12, 2024	Jun. 20, 2024	Feb. 28, 2024	Dec. 29, 2023	Aug. 11, 2023	May 11, 2023	Dec. 05, 2022	Sep. 30, 2022	Sep. 13, 2022	Jul. 19, 2022	Jan. 13, 2022	Jan. 12, 2022	Oct. 25, 2021
Reverse stock split ratio	1-for-25
Reverse stock split description	every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share	every 25 issued and outstanding shares of the Company common stock was converted automatically into one share of the Company’s common stock without any change in the par value per share.
Shares price, minimum	$ 1.00	$ 1.00											$ 4.00
Tax description							The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution
Impairment of equity investment									$ 750,000
Common stock, shares authorized			75,000,000		75,000,000		75,000,000		75,000,000
Warrants exercise price												$ 0.01				$ 19.00				$ 237.50	$ 331.50
Warrants issued			3,222,446		3,222,446		1,148,269	[1]				850,000
Fair value of assets acquired							$ 33,000,000
Acquisition costs							3,500,000
Employee receivables							110,000		$ 120,000
Deposits on equipment			$ 5,000,000.0		$ 5,000,000.0		1,000,000.0		1,200,000
Deposits							975,000
Impairement of asset				$ 41,000	130,000	$ 418,000	575,000		47,372,000
Restricted cash			3,400,000		3,400,000		4,000,000.0		685,000
Restricted cash current			1,981,000		1,981,000		2,999,000		685,000
Restricted cash noncurrent			1,460,000		1,460,000		1,000,000
Credit on equipment			975,000		975,000
Credit on equipment usage value			49,000		49,000
Credit on equipment future purchases			926,000		926,000
Debt instrument face value			$ 25,999,000		25,999,000		19,338,000											$ 13,006,022
Wrote down liability					$ 0
Promissory Note Agreement [Member] | Accredited Investor [Member]
Debt instrument face value											$ 12,500,000
Secured Promissory Notes [Member] | New Accredited Investors [Member]
Debt instrument face value										$ 1,250,000
Property, Plant and Equipment [Member]
Impairement of asset							575,000		47,400,000
Finite-Lived Intangible Assets [Member]
Impairement of asset							0		0
Notes Receivable [Member]
Employee receivables							13,000		26,000
Other Noncurrent Assets [Member]
Employee receivables							$ 97,000		$ 94,000
Warrant [Member]
Warrantrs to purchase common stock																						71,043
Soluna DVSL Compute Co LLC [Member]
Variable interest entity ownership percentage							14.60%		67.80%
Soluna DV Compute Co LLC [Member]
Variable interest entity ownership percentage							51.00%		100.00%
Harmattan Energy Limited [Member]
Equity ownership percentage							1.79%		1.79%
Equity investment									$ 0
MeOH Power Inc [Member]
Equity ownership percentage							47.50%
Equity investment							$ 0		$ 0
Investment shares owned							75,049,937
Common stock, shares authorized							240,000,000
Strategic Pipeline Contract [Member]
Acquired finite lived intangible assets estimated useful life							5 years
Assembled Workforce [Member]
Acquired finite lived intangible assets estimated useful life							5 years
Patents [Member] | Minimum [Member]
Acquired finite lived intangible assets estimated useful life							15 years
Patents [Member] | Maximum [Member]
Acquired finite lived intangible assets estimated useful life							25 years
Series B Preferred Stock [Member]
Preferred stock, par value			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized			187,500		187,500		187,500		187,500
Warrants exercise price														$ 0.00001
Series B Preferred Stock [Member] | Warrant [Member]
Warrantrs to purchase common stock									60,000										40,000
Warrants exercise price																			$ 250.00
Class A Warrants [Member]
Warrants exercise price															$ 12.50							$ 312.50
Fair value of warrants per share															$ 4.20
Warrants issued															240,000
Class B Warrants [Member]
Warrants exercise price															$ 20.00							375
Fair value of warrants per share															$ 4.03
Warrants issued															80,000
Class C Warrants [Member]
Warrants exercise price																						$ 450
Class D Warrants [Member]
Warrants exercise price																	$ 87.50
Fair value of warrants per share																	56.00
Class E Warrants [Member]
Warrants exercise price																	112.50
Fair value of warrants per share																	54.50
Class F Warrants [Member]
Warrants exercise price																	137.50
Fair value of warrants per share																	53.25
Class G Warrants [Member]
Warrants exercise price																	187.50
Fair value of warrants per share																	$ 52.00

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.